EQUITY METHOD INVESTMENT (Details Narrative) - CNY (¥)	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost		¥ 1,425
Philectronics [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost			¥ 1,400,000
Equity Method Investment, Ownership Percentage			35.00%